Debt - Summary of Maturities of Long Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
2021	$ 3,041
2022	45,608
2023	20,000
Long term debt gross	68,649
(Discounts), premiums and (debt costs), net	(943)
Long-term Debt	67,706
Term Loan
Debt Instrument [Line Items]
2021	3,041
2022	45,608
2023	0
Long term debt gross	48,649
(Discounts), premiums and (debt costs), net	(745)
Long-term Debt	47,904
Unsecured Debt
Debt Instrument [Line Items]
2023	20,000
Long term debt gross	20,000	$ 20,000
(Discounts), premiums and (debt costs), net	(198)
Long-term Debt	$ 19,802